Mineral property, plant and equipment (Details) - USD ($) $ in Thousands		6 Months Ended
		Feb. 28, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		$ 84,297	$ 77,817
Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[1]	2,851	2,281
Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		46,425	45,285
Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		29,591	27,483
Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[2]	953	974
Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	4,376	1,683
Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	101	111
Total [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		84,297	$ 77,817
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		84,344
Depreciation		7,962
Mineral property, plant and equipment		92,306
Gross carrying amount [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[1]	2,281
Depreciation	[1]	570
Mineral property, plant and equipment	[1]	2,851
Gross carrying amount [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		48,161
Depreciation		1,882
Mineral property, plant and equipment		50,043
Gross carrying amount [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		29,948
Depreciation		2,305
Mineral property, plant and equipment		32,253
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[2]	2,041
Depreciation	[2]	126
Mineral property, plant and equipment	[2]	2,167
Gross carrying amount [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	1,721
Depreciation	[3]	3,079
Mineral property, plant and equipment	[3]	4,800
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	192
Depreciation	[3]
Mineral property, plant and equipment	[3]	192
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		6,527
Depreciation		1,482
Mineral property, plant and equipment		8,009
Accumulated depreciation and amortisation [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[1]
Depreciation	[1]
Mineral property, plant and equipment	[1]
Accumulated depreciation and amortisation [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		2,876
Depreciation		742
Mineral property, plant and equipment		3,618
Accumulated depreciation and amortisation [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		2,465
Depreciation		197
Mineral property, plant and equipment		2,662
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[2]	1,067
Depreciation	[2]	147
Mineral property, plant and equipment	[2]	1,214
Accumulated depreciation and amortisation [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	38
Depreciation	[3]	386
Mineral property, plant and equipment	[3]	424
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	81
Depreciation	[3]	10
Mineral property, plant and equipment	[3]	$ 91

[1]	Represents exploration and evaluation expenditures related to the Anfield and Stamford Bridge deposits on the Buckreef property.
[2]	Includes automotive and computer equipment and software.
[3]	Includes leasehold improvements.